INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES
Summary of Group Long term Investment Measured Under Equity method

The Group presented the summarized financial information of the Group’s long-term investment measured under equity method below in accordance with Rule 4-08 of Regulation S-X (RMB in thousands).

	Six Months Ended
	June 30,
	2021	2022
Operating data:
Revenue	—	30,847
Gross profit (loss)	(506)	609
Loss from operations	(79,454)	(146,680)
Net Loss	(75,922)	(142,316)

	As of December 31,		As of June 30,
	2021		2022
	I-Mab	Other equity	I-Mab	Other equity
	Hangzhou	investments	Hangzhou	investments
Balance sheet data:
Current assets	602,047	20,037	547,002	24,145
Non-current assets	1,207,132	40,000	1,333,948	85,750
Current liabilities	168,763	50	306,044	50
Non-current liabilities	176,436	—	228,726	—
Non-controlling interests	—	—	—	—

Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions

	As of		As of
	December 31,		June 30,
	2021		2022
Expected terms (Year)		2.7		2.2
Estimated volatility		34.5%		34.7%
Spot price	US$	171,134	US$	150,572
Probability of triggering event for redemption option		70%		60%